FORM 24F-2
ANNUAL NOTICE OF SECURITIES SOLD
PURSUANT TO RULE 24F-2

1.  Name and address of issuer:

    The Integrity Funds
    #1 North Main
    Minot, ND 58703

2.  Name of each series or class of securities for which this

    Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]

3.  Investment Company Act File Number:   811-07322

    Securities Act File Number:  33-53698

4.  (a)   Last day of fiscal year for which this Form is filed:  12/29/06

4.  (b)   [ ]   Check box if this Form is being filed late (i.e.,
                more than 90 days after the end of the issuer's
                fiscal year).

NOTE:   If the Form is being filed more than 90 days after the end
Of the issuer's fiscal year, interest must be paid on the
Registration fee due.

4.  (c)   [ ]   Check box if this is the last time the issuer
                will be filing this Form.

5.  Calculation of registration fee

    (i)  Aggregate sale price of securities sold
         during the fiscal year pursuant to
         section 24(f):                                            $ 117,870,757

                                                                  --------------

    (ii) Aggregate price of securities redeemed
         or repurchased during the fiscal year:   -$  61,563,991

                                                  --------------

    (iii)Aggregate price of securities redeemed
         or repurchased during any prior fiscal
         year ending no earlier than October 11,
         1995 that were not previously used to
         reduce registration fees payable to
         the Commission:                          -$ 188,661,764

                                                  --------------

    (iv) Total available redemption credits
         [add Items 5(ii) and 5(iii)] :                           -$ 250,225,755

                                                                  --------------

    (v)  Net sales--if Item 5(i) is greater
         than Item 5(iv) [subtract Item 5(iv)
         from Item 5(i)]:                                          $    -0-

                                                                  --------------

    (vi) Redemption credits available for use in
         future years-if Item 5(i) is less than
         Item 5(iv)[subtract Item 5(iv) from
         Item 5(i)]:                              -$ 132,354,998

                                                  --------------

    (vii)Multiplier for determining registration
         fee:                                                     x .0000307000

                                                                  --------------

    (viii)Registration fee due (multiply Item 5(v)
         by Item 5(vii)] enter "0" if no fee is due):      =       $    -0-

                                                                  --------------

6.  Prepaid Shares

If the response to item 5(I) was determined by deducting an
amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities
(number of shares or other units) deducted here:  $-0-.  If there are a number of shares of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: $-0-.

7.  Interest due-if this Form is being filed more than 90 days after the end of the issuer's fiscal year:

                                                                   $    -0-

                                                                  --------------

8.  Total of the amount of the registration fee due plus any interest due
    [Item 5(viii) plus Item 7]:

                                                                   $    -0-

                                                                  --------------

9.  Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery:

                       [ ]  Wire Transfer
                       [ ]  Mail or other means

                                    SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ ROBERT E. WALSTAD
                           -----------------------------------------
                           Robert E. Walstad
                           President

Date  3/19/07
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